CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Income
Interest and fees on loans	$ 7,605	$ 8,696	$ 23,106	$ 26,773	$ 35,050	$ 39,712	$ 46,010
Interest on investment securities-
Tax-exempt	313	341	946	1,076	1,405	1,415	1,936
Taxable	1,821	1,894	5,383	6,023	7,885	8,282	8,508
Interest on balances due from banks	25	56	131	145	195	151	132
Total interest income	9,764	10,987	29,566	34,017	44,535	49,560	56,586
Interest Expense
Interest on deposits	1,033	1,488	3,361	4,964	6,330	10,698	13,094
Interest on borrowed funds	192	878	1,533	2,720	3,556	3,735	6,664
Total interest expense	1,225	2,366	4,894	7,684	9,886	14,433	19,758
Net Interest Income	8,539	8,621	24,672	26,333	34,649	35,127	36,828
Provision For Loan Losses	200	1,550	2,100	4,850	7,350	13,800	20,500
Net Interest Income After Provision For Loan Losses	8,339	7,071	22,572	21,483	27,299	21,327	16,328
Other Income
Income from wealth management services	1,078	1,063	3,256	2,859	4,028	3,919	4,049
Service charges and other fees	1,128	1,177	3,228	3,392	4,564	4,694	5,297
Debit card income	513	490	1,521	1,490
Net gain on sales of securities available for sale	142	99	306	1,239	1,280	1,084	3,260
Origination fees on mortgage loans sold	133	298	606	624	902	482	718
Bank owned life insurance income	363	375	1,117	1,078	1,458	3,607	1,944
Other	759	521	2,059	1,582	4,205	4,444	4,168
Total other income	4,116	4,023	12,093	12,264	16,437	18,230	19,436
Other Expenses
Salaries and employee benefits	5,310	5,069	15,847	15,128	20,313	19,475	19,106
Occupancy expense	737	707	2,146	2,058	2,677	3,103	2,867
Equipment expense	650	677	2,024	2,226	2,915	2,941	3,170
Marketing expense	180	151	548	524	701	849	991
Professional fees	527	534	1,578	1,646	2,263	2,477	2,155
Collection expenses	54	28	156	188	238	233	377
Net loss on other real estate owned	632	373	1,339	872	1,078	3,561	3,699
Other real estate owned expenses	162	350	829	1,258	1,496	2,108	2,630
FDIC Deposit Insurance Assessment	695	694	2,078	2,067	2,744	2,947	3,130
Debt prepayment penalties					0	0	2,492
Death benefit obligation expense					0	1,639	0
Other	1,016	1,106	3,018	3,356	4,269	3,486	3,863
Total other expenses	9,963	9,689	29,563	29,323	38,694	42,819	44,480
Income Before Income Taxes	2,492	1,405	5,102	4,424	5,042	(3,262)	(8,716)
Income Tax Expense (Benefit)	(18,795)	17	(18,795)	1,566	(3,503)	500	3,183
Net Income (Loss)	21,287	1,388	23,897	2,858	8,545	(3,762)	(11,899)
Other Comprehensive Income (Loss) - Net of Tax
Unrealized gains (losses) on securities	463	894	(8,437)	1,048	171	6,088	4,860
Reclassification adjustment for gains included in net income	(94)	(66)	(202)	(818)	(845)	(716)	(2,151)
Postretirement benefit liability	31	52	92	156	(366)	50	58
Total Other Comprehensive Income (Loss) - Net of Tax	400	880	(8,547)	386	(1,040)	5,422	2,767
ComprehensiveIncome (Loss)	$ 21,687	$ 2,268	$ 15,350	$ 3,244	$ 7,505	$ 1,660	$ (9,132)
Basic Earnings Per Common Share (in dollars per share)	$ 1.19	$ 0.08	$ 1.34	$ 0.16	$ 0.49	$ (0.22)	$ (0.72)
Diluted Earnings Per Common Share (in dollars per share)	$ 1.17	$ 0.08	$ 1.33	$ 0.16	$ 0.49	$ (0.22)	$ (0.72)
Common Stock Dividends Declared Per Share (in dollars per share)	$ 0	$ 0	$ 0	$ 0